Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 557,469	$ 321,664	$ (467,479)
Change in unrealized gains/losses on cash flow hedges:
Unrealized gains (losses) on forward foreign exchange contracts	0	1,093	(185)
Reclassification of gains to net income (loss) for forward foreign exchange contracts	0	(842)	(708)
Unrealized gains on interest rate swaps	23,232	98,553	26,739
Reclassification of (gains) losses to net income (loss) for interest rate swaps	(59,423)	7,730	30,314
Foreign currency translation adjustments	64,346	1,507	(909)
Reclassification of foreign currency translation loss (gain) to net income (loss) for business divestiture	3,270	(127)	0
Total comprehensive income (loss), net of tax	588,894	429,578	(412,228)
Less: Comprehensive income (loss) attributable to non-controlling interests	208,487	239,729	(125,478)
Less: Net loss attributable to Endeavor Operating Company, LLC prior to the reorganization transactions	0	0	(12,021)
Comprehensive income (loss) attributable to Endeavor Group Holdings, Inc.	$ 380,407	$ 189,849	$ (274,729)